Financial Risk Management Objectives and Policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Cash and cash equivalents	€ 218,472	€ 148,519	€ 132,994	€ 207,530
Trade receivables	€ 4,100	€ 1,100
Historical volatility for shares, measurement input [Member] | ARYA [Member] | Warrants [Member]
Statements [Line Items]
Percentage of reasonable possible increase in unobservable inputs		10.00%
Percentage of resonably possible decrease in unobservable inputs	10.00%
Increase decrease in fair value measurement due to a reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities		€ 1,700
Increase decrease in fair value measurement due to a reasonably possible decrease in unobservable input recognized in profit or loss before tax liabilities	€ 1,900
Foreign Exchange Rates [Member] | ARYA [Member] | Warrants [Member]
Statements [Line Items]
Percentage Of Reasonably Possible Decrease In Foreign Currency Risk	10.00%	10.00%
Increase decrease in fair value measurement due to a reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities	€ 1,700	€ 1,500
Increase decrease in fair value measurement due to a reasonably possible decrease in unobservable input recognized in profit or loss before tax liabilities	2,100	1,900
Credit risk [Member]
Statements [Line Items]
Maximum exposure to credit risk	430,000	363,300
Cash and cash equivalents	218,500	148,500
Other financial assets	207,400	213,700
Currency risk [Member]
Statements [Line Items]
Cash and cash equivalents	€ 218,500
Currency risk [Member] | Germany [Member]
Statements [Line Items]
Percentage of cash and cash equivalents held in domicile	88.00%
Currency risk [Member] | Top of range [Member]
Statements [Line Items]
Foreign exchange gain (loss)	€ 21,000	14,000
Currency risk [Member] | Bottom of range [Member]
Statements [Line Items]
Foreign exchange gain (loss)	17,000	€ 17,000
Currency risk [Member] | Euro [Member]
Statements [Line Items]
Bonds and short-term deposits	€ 94,700
Currency risk [Member] | Euro [Member] | Germany [Member]
Statements [Line Items]
Percentage of cash and cash equivalents held in domicile	40.00%
Currency risk [Member] | US [Member]
Statements [Line Items]
Percentage Of Reasonably Possible Increase In Foreign Currency Risk	10.00%	10.00%
Bonds and short-term deposits	€ 112,700
Currency risk [Member] | US [Member] | Germany [Member]
Statements [Line Items]
Percentage of cash and cash equivalents held in domicile	60.00%